Personnel Expenses - Schedule of average number of full-time equivalents by function (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel expenses [Abstract]
Research and development	1,003	805	607
Selling, general and administrative	1,006	835	681
Total number of FTEs	2,009	1,639	1,289